Reconciliation of net cash flow from operating activities	12 Months Ended
Mar. 31, 2018
Reconciliation of net cash flow from operating activities
Reconciliation of net cash flow from operating activities

 18. Reconciliation of net cash flow from operating activities

The table below shows how our profit for the year from continuing operations translates into cash flows generated from our operating activities.

		2018	2017	2016
	Notes	€m	€m	€m
Profit/(loss) for the financial year		2,788	(6,079)	(5,122)
Loss/(profit) from discontinued operations	7	1,969	4,107	(5)
Profit/(loss) for the financial year from continuing operations		4,757	(1,972)	(5,127)
Non-operating expense		32	1	3
Investment income		(685)	(474)	(539)
Financing costs		1,074	1,406	2,046
Income tax (credit)/expense	6	(879)	4,764	4,937
Operating profit		4,299	3,725	1,320
Adjustments for:
Share-based payments		128	95	154
Depreciation and amortisation	10,11	10,409	11,086	11,697
Loss on disposal of property, plant and equipment and intangible assets	3	36	22	27
Share of result of equity accounted associates and joint ventures	12	59	(47)	(60)
Impairment losses	4	—	—	569
Other (income)/expense		(213)	(1,052)	286
(Increase)/decrease in inventory		(26)	117	(144)
(Increase)/decrease in trade and other receivables	14	(1,118)	308	(684)
Increase/(decrease) in trade and other payables	15	286	(473)	332
Cash generated by operations		13,860	13,781	13,497
Net tax paid		(1,118)	(761)	(807)
Cash flows from discontinued operations		858	1,203	1,646
Net cash flow from operating activities		13,600	14,223	14,336